CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2014
Convertible Notes Payable [Abstract]
Schedule of Fair Values on Issuance of Debt Warrant and Debt Conversion Feature
The following table reflects the debt discount for the 2012 Warrants and the embedded conversion feature of the Debentures at their fair values on issuance:

Issuance
Debentures, principal	14,857,200
2012 Warrant liability	(12,430,524)
Debenture conversion feature	(7,548,500)
(5,121,824)

Interest Income And Interest Expense
The following table illustrates the components of total interest expense for 2014 and 2013 incurred under the Debentures.

	Year Ended December 31,
Interest Expense	2014	2013
Note conversion discount	$—	$14,366,161
Interest expense on 2012 debentures	—	2,174,244
Amortized deferred financing fees	—	1,709,531
Liquidated damages on 2012 debentures	—	319,221
Total Interest Expense	$—	$18,569,157